Investments in associates (Details 1) - Dolly Varden [Member] - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023
Disclosure of associates [line items]
Carrying amount, investment in Dolly Varden		$ 55,265
Equity interest transferred to held for sale		22.20%
Carrying amount transferred to asset held for sale		$ 12,280
Less: FVLCD		(6,774)
Impairment expense recognized	$ 5,506	$ 5,506